Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of stock option activities
	Year ended December 31, 2020
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	1,869,412	10.25	3.21	$23,838
Granted	315,000	26.28
Exercised	(603,519)	8.63
Expired and forfeited	(118,411)	11.15

Outstanding at December 31, 2020	1,462,482	14.26	3.17	24,019

Vested and expected to vest	1,462,482	14.26	3.17	24,019

Exercisable at December 31, 2020	732,209	10.59	2.29	$14,092

Schedule of options outstanding under stock option plans
					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2020	Term	price	2020	Exercisable
		(Years)	$		$

1.12	8,408	0.41	1.12	8,408	1.12
8.31-10.07	280,324	1.73	9.17	207,133	9.15
11.07-11.09	682,500	2.81	11.09	426,250	11.09
11.85-15.46	176,250	3.27	12.75	90,418	12.41
24.29-25.4	235,000	5.13	25.12	-	-
31.96	80,000	5.60	31.96	-	-

	1,462,482	3.17	14.26	732,209	10.59

Schedule of restricted stock unit activities
	Amount of options	Weighted Average Grant-Date Fair Value

Unvested at January 1, 2020	-	-
Granted	238,005	24.45

Unvested at December 31, 2020	238,005	24.45